RETIREMENT BENEFITS - Plan Assets (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Equity securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		19.00%	20.00%
Equity securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		68.00%	67.00%
Equity securities | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		19.00%	20.00%
Equity securities | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		41.00%	42.00%
Equity securities | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		16.00%	17.00%
Equity securities | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		41.00%	42.00%
Equity securities | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%
Equity securities | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		30.00%
Equity securities | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Equity securities | Forecast | Minimum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Equity securities | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	63.00%
Equity securities | Forecast | Maximum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	41.00%
Debt securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		46.00%	44.00%
Debt securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		100.00%	100.00%
Debt securities | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		46.00%	44.00%
Debt securities | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		56.00%	54.00%
Target minimum asset allocation (as a percent)		100.00%	100.00%
Debt securities | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		77.00%	77.00%
Debt securities | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		56.00%	54.00%
Debt securities | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		25.00%
Debt securities | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		73.00%
Debt securities | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Debt securities | Forecast | Minimum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	56.00%
Debt securities | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Debt securities | Forecast | Maximum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Real estate | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		4.00%	4.00%
Real estate | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		18.00%	21.00%
Real estate | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		4.00%	4.00%
Real estate | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		1.00%	0.00%
Real estate | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%
Real estate | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		7.00%
Real estate | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Real estate | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	19.00%
Private equity | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		6.00%	8.00%
Private equity | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		6.00%	8.00%
Private equity | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%
Private equity | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		10.00%
Other investments | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		25.00%	24.00%
Other investments | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		100.00%	100.00%
Other investments | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		25.00%	24.00%
Other investments | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		0.00%	0.00%
Target minimum asset allocation (as a percent)		3.00%	4.00%
Other investments | Weighted Average | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		6.00%	6.00%
Other investments | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		3.00%	4.00%
Other investments | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%
Other investments | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		22.00%
Other investments | Forecast | Minimum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Other investments | Forecast | Minimum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Other investments | Forecast | Maximum | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Other investments | Forecast | Maximum | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	3.00%